Marketable Securities - Summary of Detailed Information about Disposal of Marketable Securities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Marketable Securities [line Items]
Cash	$ 0	$ 192
Gain on sale of assets	$ (85)	3,595
Clover, Gemini and Tower uranium properties [Member]
Disclosure Of Marketable Securities [line Items]
Marketable securities received		2,068
Cash		192
Proceeds – disposition of properties		2,260
Cost – disposition of properties		(35)
Gain on sale of assets		2,225
Mountain Lake property [Member]
Disclosure Of Marketable Securities [line Items]
Marketable securities received		1,476
Cash		20
Proceeds – disposition of properties		1,496
Cost – disposition of properties		(126)
Gain on sale of assets		$ 1,370